Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term Investments consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Held-to-maturity investments	195,878	1,360,304
Available-for-sale investments	997,282	609,058

Total	1,193,160	1,969,362

As of December 31, 2020 and 2021, the maturity dates for the held-to-maturity investments and available-for-sale investments were within one year. Held-to-maturity investments were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity. Available-for-sale investments include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity securities. For the years ended December 31, 2019, 2020 and 2021, the gross unrecognized holding gains on held-to-maturity investments were RMB nil, RMB 128 and RMB 5,411, respectively. For the years ended December 31, 2019, 2020 and 2021, the gross unrealized gains on available-for-sale investments were RMB 209, RMB 1,724 and RMB 192, respectively.